Disclosure - Items not affecting cash (Details) - BRL (R$)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Items not affecting cash
Additions and contractual changes (IFRS 16)		R$ 7,205,000	R$ (2,731,000)	R$ 12,659,000
Tax credit – spin-off	[1]	398,533,000	0	0
Dividends/interest on net equity declared and not yet paid		R$ 298,000,000	R$ 29,227,000	R$ 67,518

[1]	Refers tax credit related the spin-off. See note 1 “The spin-off of Getnet from Banco Santander (Brasil) S.A.” for further details.